Stock options	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Stock options

2019 Stock Option and Incentive Plan

In April 2019, the Board of Directors approved the adoption of the 2019 Stock Option and Incentive Plan (the “Plan”). The Plan was also subsequently approved under a resolution of the Company's shareholders. The Plan provides for the granting of up to 300,000 Ordinary Shares (the “Share Limit”), in the form of options to Officers, Directors and Key Employees who perform services which contribute to the successful performance of the Company and its subsidiaries. In addition, the Plan provides that, on the first day of each fiscal year commencing on January 1, 2020, the Share Limit shall automatically be increased by that number of shares equal to 5% of the number of Ordinary Shares outstanding as of such date.

The Board of Directors or a committee (the “Committee”) appointed by the Board of Directors administers the Plan.

Appropriate adjustment in the maximum number of Ordinary Shares issuable pursuant to this Plan, the maximum number of Ordinary Shares with respect to which options may be granted within any 12-month period to any participant during the duration of this Plan, the number of shares subject to options granted under this Plan, and the exercise price with respect to options, shall be made to give effect to any increase or decrease in the number of issued Ordinary Shares resulting from a subdivision or consolidation of shares whether through reorganization, recapitalization, division of shares, reverse share split, spin-off, split-off, spin-out, or other distribution of assets to shareholders, issue of bonus shares or combination of shares, assumption and conversion of outstanding options due to an acquisition by the Company of the shares, stock or assets of any other company or corporation, other increase or decrease in the number of such shares outstanding effected, without receipt of consideration by the Company, or any other occurrence for which the Committee determines an adjustment is appropriate.

The purchase price per share of the Ordinary Shares to be paid upon the exercise of the option must be at least 100% of the fair market value of an Ordinary Shares on the date on which the option was granted. Under the Plan, if the Ordinary Shares are principally traded on a national securities exchange or the Nasdaq Global Market or Capital Market at the time of grant, the Company is required to use, at fair market value, the average of the closing prices of the Ordinary Shares for the ten consecutive trading days immediately before the date of grant. If the Ordinary Shares are traded on a national securities exchange or the Nasdaq Stock Global Market or Capital Market, but no closing prices are reported for such ten-day period, or if the Ordinary Shares are principally traded in the over-the-counter market, the Company is required to use, as fair market value, the average of the mean between the bid and asked prices reported for the Company’s Ordinary Shares at the close of trading during such ten-day period before the date of grant. If the Ordinary Shares are traded neither on a national securities exchange, one of the Nasdaq’s Markets nor in the over-the-counter market or if bid and asked prices are otherwise not available, the fair market value of the Ordinary Shares on the date of grant will be determined in good faith by the Committee or the Board of Directors, as the case may be.

The Board of Directors or the Committee, as the case may be, determines, at the time of grant, when each option granted under the Plan will become exercisable. Notwithstanding the foregoing, all options held by a key employee of the Company or its subsidiaries become immediately exercisable, whether or not exercisable at the time, upon the death or disability, and shall be exercisable within twelve (12) months after the date of death or disability, but in no event later than the expiration date of such Options.

No option is to be exercisable more than ten years from the date the option is granted.

Payment of Exercise Price for Options. Under the Plans, payment for shares purchased upon exercise of an option may be made by any of the following methods, subject to certain requirements: (i) in cash, (ii) in Ordinary Shares which have been held by the participant for not less than six months prior to the exercise of the option, valued at its Fair Market Value (as defined) on the date of exercise, (iii) in cash by a broker-dealer to whom the holder of the option has submitted an exercise notice consisting of a fully endorsed option, or (iv) by such other medium of payment as the Board or the Committee, as applicable, in its sole discretion, shall authorize, or by any combination of (i), (ii), or (iii), at the sole discretion of the Board or the Committee, as applicable, or in any manner provided in the option agreement, except by directing the Company to withhold Ordinary Shares otherwise issuable upon the exercise of the Option in payment of the exercise price.

Transfer of Options. Under the Plans, an option may not be sold, assigned or otherwise transferred except to:

●	the spouse or lineal descendant of a plan participant;

●	the trustee of a trust for the primary benefit of a plan participant’s spouse or lineal descendant;

●	a partnership of which a plan participant and lineal descendants are the only partners; or

●	a tax exempt organization.

These assignments are only permitted if the assigning option holder does not receive any compensation in connection with the assignment and the assignment is expressly approved by the Board or Committee, as the case may be.

The Company indemnifies the members of any Committee and its delegates and the Chief Executive Officer against (a) the reasonable expenses (as such expenses are incurred), including attorneys’ fees actually and necessarily incurred in connection with the defense of any action, suit or proceeding (or in connection with any appeal therein), to which they or any of them may be a party by reason of any action taken or failure to act under or in connection with the Plan, or any option granted under the Plan; and (b) all amounts paid by them in settlement thereof (provided such settlement is approved by independent legal counsel selected by the Company) or paid by them in satisfaction of a judgment in any such action, suit or proceeding, except in relation to matters as to which it shall be adjudged in such action, suit or proceeding that such Committee member or delegatee, as applicable, is liable for gross negligence or gross misconduct in the performance of his or her duties; provided that within 60 days after institution of any such action, suit or proceeding a Committee member or delegatee shall in writing offer the Company the opportunity, at its own expense, to handle and defend the same.

The Board may terminate, suspend, or amend the Plan at any time without the authorization of shareholders to the extent allowed by law or the rules of any market on which the Company’s shares are then listed or quoted.

During the year ended December 31, 2019, the Company granted such options to its officers, directors and employees, which allow them to purchase up to 51,000 ordinary shares. The exercise price of all options granted is US$2.60 per share. The stock options granted are exercisable on January 1, 2022 and terminate on April 18, 2029.

The Company estimate the fair value of the options granted under the Binomial pricing model at US$2.324 per share.

Changes in outstanding options under various plans mentioned above were as follows:

	Year ended December 31,
	2019		2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	-	-	-	-	-	-
Granted	51,000	2.60	-	-	-	-
Outstanding, end of year	51,000	2.60	-	-	-	-

Exercisable, end of year	-	-	-	-	-	-

As of December 31, 2019, 2018 and 2017, there was no unrecognized stock-based compensation expense related to unvested stock options. The compensation expense for the year is US$10,358.

The Group applies the provisions of ASC No. 718-10, which requires to recognise expense related to the fair value of stock-based compensation awards, including employee stock options.

The Binomial option-pricing model is used to estimate the fair value of the options granted. This requires the input of subjective assumptions, including the expected volatility of stock price, expected option term, expected risk-free rate over the expected option term and expected dividend yield rate over the expected option term. Because changes in subjective input assumptions can materially affect the fair value estimate, in directors’ opinion, the existing model may not necessarily provide a realisable measure of the fair value of the stock options. Expected volatility is based on historical volatility in the 180 days prior to the issue of the options. Expected option term and dividend yield rate are based on historical trends. Expected risk-free rate is based on US Treasury securities with similar maturities as the expected terms of the options at the date of grant.